Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions and Balances
18.	RELATED PARTY TRANSACTIONS AND BALANCES

As of December 31, 2012, the amount due from related parties of RMB10,070, mainly consisted of RMB10,000 of Beijing Ronghe Zhihui’s receivable from Shouchuang Caifu Ninetowns for the capital that Bejing Ronghe Zhihui withdrew in December 2012 and RMB67 of social insurance paid by Beijing Ninetowns Ports for Beijing Shouchuang Huaxia Ninetowns Real Estate.

As of December 31, 2012, the amount due to related parties of RMB6,140, mainly represented RMB5,730 of real estate construction fees payable by Dalian Changzheng to Beijing Aviation Wanyuan Construction Company Limited, which is a wholly-owned subsidiary of Aviation Wanyuan and RMB405 of staff salaries that Aviation Wanyuan paid on behalf of Dalian Changzheng. Aviation Wanyuan owns a 30% equity interest in Dalian Changzheng, which is a 70%-owned subsidiary of the Company(note 3).

As of December 31, 2013, the amount due from related parties of RMB1,237 (US$205), mainly consists of RMB1,223 (US$202) of social insurance paid by Beijing Ninetowns Ports for Beijing Shouchuang Huaxia Ninetowns Real Estate and RMB10(US$2) of advances from Beijing Sky to Beijing Shouchuang Huaxia Ninetowns Real Estate.

In addition, as of December 31, 2013, RMB2,700 (US$446) is included in assets held for sale, which represents real estate safety security fees that were paid by Dalian Changzheng on behalf of Beijing Aviation Wanyuan Construction Company Limited.

As of December 31, 2012 and 2013, advances from customers included RMB1,566 and RMB2,805 (US$463), respectively, of advances from Aviation Wanyuan to Beijing Sky for food sales. All advances are non-interest bearing and due on demand.

During the years ended December 31, 2012 and 2013, Beijing Sky recorded RMB505 and RMB2,907 (US$480) of revenues from food sales to Aviation Wanyuan.

As of December 31, 2013, amounts due to related party of RMB405 (US$67) represents staff salaries that were paid by Aviation Wanyuan on behalf of Dalian Changzheng. The amount is classified to liabilities held for sale.